Derivative Instruments - Schedule of Fair Value of Derivative Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure Of Derivative Financial Instruments [Line Items]
Total	$ 24,411	$ 27,804
Total fair value - trading derivatives	3,021	1,237
Total fair value - hedging derivatives	(1,228)	(90)
Total fair value - trading and hedging derivatives	1,793	1,147
Less: impact of master netting agreements	0	0
Total	1,793	1,147
Trading Derivatives [Member] | Interest rate contracts [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	1,376	1,363
Trading Derivatives [Member] | Interest rate contracts [member] | Forward rate agreements [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	26	41
Trading Derivatives [Member] | Interest rate contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	(1)
Trading Derivatives [Member] | Interest rate contracts [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	425	444
Trading Derivatives [Member] | Interest rate contracts [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	(273)	(329)
Trading Derivatives [Member] | Foreign exchange contracts [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	241	267
Trading Derivatives [Member] | Foreign exchange contracts [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	(228)	(270)
Trading Derivatives [Member] | Foreign exchange contracts [member] | Cross currency swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	684	935
Trading Derivatives [Member] | Foreign exchange contracts [member] | Cross currency interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	(1,080)	(948)
Trading Derivatives [Member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	1,518	1,776
Trading Derivatives [Member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts	475	9
Trading Derivatives [Member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts	17
Trading Derivatives [Member] | Commodity contract [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts	484	352
Trading Derivatives [Member] | Commodity contract [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts	(372)	(357)
Trading Derivatives [Member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts	(244)	(1,998)
Trading Derivatives [Member] | Credit default swaps [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Credit default swaps	(35)	(54)
Trading Derivatives [Member] | Credit default swaps [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Credit default swaps	8	6
Hedging Derivatives [Member] | Interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	(1,243)	(480)
Interest rate contracts	33	(128)
Interest rate contracts	(1,210)	(608)
Hedging Derivatives [Member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	10	480
Foreign exchange contracts	10	480
Hedging Derivatives [Member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts	(28)	38
Equity contracts	(28)	38
Gross assets [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Less: impact of master netting agreements	(15,575)	(19,909)
Total	10,629	9,042
Gross assets [member] | Fair value trading and hedging derivatives assets [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total fair value - trading and hedging derivatives	26,204	28,951
Gross assets [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	7,795	8,390
Gross assets [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Forward rate agreements [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	36	41
Gross assets [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	2
Gross assets [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	425	444
Gross assets [member] | Trading Derivatives [Member] | Foreign exchange contracts [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	241	267
Gross assets [member] | Trading Derivatives [Member] | Foreign exchange contracts [member] | Cross currency swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	2,362	2,687
Gross assets [member] | Trading Derivatives [Member] | Foreign exchange contracts [member] | Cross currency interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	4,977	8,103
Gross assets [member] | Trading Derivatives [Member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	4,335	4,954
Gross assets [member] | Trading Derivatives [Member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts	1,559	726
Gross assets [member] | Trading Derivatives [Member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts	17
Gross assets [member] | Trading Derivatives [Member] | Commodity contract [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts	484	352
Gross assets [member] | Trading Derivatives [Member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts	2,158	1,388
Gross assets [member] | Trading Derivatives [Member] | Credit default swaps [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Credit default swaps	1
Gross assets [member] | Trading Derivatives [Member] | Credit default swaps [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Credit default swaps	9	7
Gross assets [member] | Trading Derivatives [Member] | Fair value trading derivatives assets [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total fair value - trading derivatives	24,401	27,359
Gross assets [member] | Hedging Derivatives [Member] | Interest rate contracts [member] | Cash flow hedge in swaps asset [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	18	78
Gross assets [member] | Hedging Derivatives [Member] | Interest rate contracts [member] | Fair value hedge in swaps asset [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	701	274
Gross assets [member] | Hedging Derivatives [Member] | Interest rate contracts [member] | Assets swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	719	352
Gross assets [member] | Hedging Derivatives [Member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	1,084	1,202
Foreign exchange contracts	1,084	1,202
Gross assets [member] | Hedging Derivatives [Member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts		38
Equity contracts		38
Gross assets [member] | Hedging Derivatives [Member] | Fair value hedging derivatives assets [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total fair value - hedging derivatives	1,803	1,592
Gross Liabilities [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Less: impact of master netting agreements	15,575	19,909
Total	(8,836)	(7,895)
Gross Liabilities [member] | Fair value trading and hedging derivatives liabilities [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total fair value - trading and hedging derivatives	24,411	27,804
Gross Liabilities [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	(6,419)	(7,027)
Gross Liabilities [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Forward rate agreements [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	(10)
Gross Liabilities [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	(3)
Gross Liabilities [member] | Trading Derivatives [Member] | Interest rate contracts [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	(273)	(329)
Gross Liabilities [member] | Trading Derivatives [Member] | Foreign exchange contracts [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	(228)	(270)
Gross Liabilities [member] | Trading Derivatives [Member] | Foreign exchange contracts [member] | Cross currency swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	(1,678)	(1,752)
Gross Liabilities [member] | Trading Derivatives [Member] | Foreign exchange contracts [member] | Cross currency interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	(6,057)	(9,051)
Gross Liabilities [member] | Trading Derivatives [Member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	(2,817)	(3,178)
Gross Liabilities [member] | Trading Derivatives [Member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts	(1,084)	(717)
Gross Liabilities [member] | Trading Derivatives [Member] | Commodity contract [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Commodity contracts	(372)	(357)
Gross Liabilities [member] | Trading Derivatives [Member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts	(2,402)	(3,386)
Gross Liabilities [member] | Trading Derivatives [Member] | Credit default swaps [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Credit default swaps	(36)	(54)
Gross Liabilities [member] | Trading Derivatives [Member] | Credit default swaps [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Credit default swaps	(1)	(1)
Gross Liabilities [member] | Trading Derivatives [Member] | Fair value trading derivatives liabilities [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total fair value - trading derivatives	21,380	26,122
Gross Liabilities [member] | Hedging Derivatives [Member] | Interest rate contracts [member] | Cash flow hedge in swaps liabilities [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	1,261	558
Gross Liabilities [member] | Hedging Derivatives [Member] | Interest rate contracts [member] | Fair value hedge in swaps liabilities [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	668	402
Gross Liabilities [member] | Hedging Derivatives [Member] | Interest rate contracts [member] | Liabilities swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Interest rate contracts	1,929	960
Gross Liabilities [member] | Hedging Derivatives [Member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Foreign exchange contracts	(1,074)	(722)
Foreign exchange contracts	(1,074)	(722)
Gross Liabilities [member] | Hedging Derivatives [Member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Equity contracts	(28)
Equity contracts	(28)
Gross Liabilities [member] | Hedging Derivatives [Member] | Fair value hedging derivatives liabilities [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total fair value - hedging derivatives	$ 3,031	$ 1,682